Muzinich U.S. High Yield Credit Fund Class A Shares (Ticker: MZHRX)* Institutional Shares (Ticker: MZHIX) Supra Institutional Shares (Ticker: MZHSX) * Shares are not available at this time.
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 22, 2023 to the Statutory Prospectus dated April 30, 2023
At a recent meeting of the Board of Trustees (the “Board”) of the Trust, based on the recommendation of Muzinich & Co., Inc., the investment advisor to the Fund (the “Advisor”), the Board approved a change to the Fund’s name. Additionally, there will be certain other changes implemented with respect to the Fund, as described below:

1.Change in the name of the Fund.

Effective October 1, 2023, (the “Effective Date”) the Muzinich U.S. High Yield Credit Fund will change its name to the:

“Muzinich Flexible U.S. High Yield Income Fund”. The name change will not result in any change to the Fund’s principal investment strategy to normally invest at least 80% of its net assets in high yield credit issued by companies with a domicile or principal place of business in the U.S. (“U.S. Corporations”).

The investment adviser believes that the new name will better describe the Fund’s investment strategies. All references in the Prospectus and SAI to the Muzinich U.S. High Yield Credit Fund are deleted and replaced with Muzinich Flexible U.S. High Yield Income Fund.

2.Changes in the investment strategies section of the Fund.

a.Additionally, on the Effective date, the third paragraph in the section entitled “Summary Section - Muzinich U.S. High Yield Credit Fund - Principal Investment Strategies” of the Fund’s Prospectus is deleted and replaced with the following:

The Advisor may actively manage the Fund’s duration (defined as “duration‐to‐worst”), such that the portfolio’s duration, and that of individual holdings within, may deviate (either shorter or longer) from that of the general U.S. high yield market depending on the portfolio managers’ views on risk, reward, and valuation. (Duration to‐worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) Duration management may be achieved though the selection of individual securities and/or through the use of derivatives.

b.Additionally, on the Effective date, the sixth paragraph in the section entitled “Additional Information about the Funds’ Principal Investment Strategies - Investment Objective and Principal Investment Strategies - Muzinich U.S. High Yield Credit Fund - Principal Investment Strategies” of the Fund’s Prospectus is deleted and replaced with the following:

The U.S. High Yield Fund invests in fixed income instruments which can rise and fall with changes in the interest rate environment. The Advisor may actively manage the Fund’s duration (defined as “duration‐to‐worst”), such that the portfolio’s duration, and that of individual holdings within, may deviate (either shorter or longer) from that of the general U.S. high yield market depending on the portfolio managers’ views on risk, reward, and valuation. (Duration to‐worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) Duration management may be achieved though the selection of individual securities and/or through the use of derivatives.

3.Change in the Primary Benchmark Index for the Fund.

As of the Effective Date, the primary benchmark index for the Fund will be changed from the ICE BofA BB/B US Cash Pay High Yield Constrained Index to the ICE BofA 1‐5 year maturity US Cash Pay High Yield Constrained Index as the Advisor believes that it is a better representation of the Fund’s investment strategy.

4.New Portfolio Manager for the Fund.

As of the Effective Date, Sam McGairl, is added as a portfolio manager of the Fund. Bryan Petermann, MBA, and Kevin Ziets, MBA, CFA, will continue to serve as portfolio managers to the Fund.

a.The section titled “Summary Section - Muzinich U.S. High Yield Credit Fund - Management” of the Prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Sam McGairl, Portfolio Manager, Managed the Fund since September 2023.
Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since inception in 2016.
Kevin Ziets, MBA, CFA, Portfolio Manager, Managed the Fund since 2020.

b.The following information is added to the table in the section titled “Management - Portfolio Managers” of the Prospectus:

Portfolio Manager/Fund	Bio
Sam McGairl Muzinich Flexible U.S. High Yield Income Fund	Sam joined Muzinich in 2016. He is a Portfolio Manager focusing on syndicated loans. Prior to joining Muzinich, Sam was with ECM Asset Management Limited, where he was a Portfolio Manager responsible for loan and high yield investments in the firm’s pooled loan programs, as well as being responsible for loan trading across all ECM portfolios. Sam started his career at Bank of Scotland and BNP Paribas before ECM. He is a graduate of the University of Newcastle upon Tyne.

Please retain this Supplement with your Prospectus.

Muzinich U.S. High Yield Credit Fund Class A Shares (Ticker: MZHRX)* Institutional Shares (Ticker: MZHIX) Supra Institutional Shares (Ticker: MZHSX) * Shares are not available at this time.
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 22, 2023 to the Statement of Additional Information (the “SAI”) dated April 30, 2023
At a recent meeting of the Board of Trustees (the “Board”) of the Trust, based on the recommendation of Muzinich & Co., Inc., the investment advisor to the Fund (the “Advisor”), the Board approved a change to the Fund’s name. Additionally, there will be certain other changes implemented with respect to the Fund, as described below:

1.Change in the name of the Fund.

Effective October 1, 2023, (the “Effective Date”) the Muzinich U.S. High Yield Credit Fund will change its name to the:

“Muzinich Flexible U.S. High Yield Income Fund”. The name change will not result in any change to the Fund’s principal investment strategy to normally invest at least 80% of its net assets in high yield credit issued by companies with a domicile or principal place of business in the U.S. (“U.S. Corporations”).

The investment adviser believes that the new name will better describe the Fund’s investment strategies. All references in the Prospectus and SAI to the Muzinich U.S. High Yield Credit Fund are deleted and replaced with Muzinich Flexible U.S. High Yield Income Fund.

2.New Portfolio Manager for the Fund.

As of the Effective Date, Sam McGairl, serves as portfolio manager of the Fund. Bryan Petermann, MBA, and Kevin Ziets, MBA, CFA, will continue to serve as portfolio managers to the Fund.

a.The following information is added to the first table in the section titled “Investment Advisor - Information Regarding Portfolio Managers - Other Accounts Under Management” of the SAI:

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
U.S. High Yield Income Fund
Sam McGairl*	0	$0	2	$1,378 million	3	$109 million
*Sam McGairl’s information is as of July 31, 2023.

b.The following information is added to the second table in the section titled “Investment Advisor - Information Regarding Portfolio Managers - Other Accounts Under Management” of the SAI:

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
U.S. High Yield Income Fund
Sam McGairl*	0	$0	0	$0	0	$0
*Sam McGairl’s information is as of July 31, 2023.

c.The following information is added to the table in the section titled “Investment Advisor - Information Regarding Portfolio Managers - Portfolio Managers Ownership in the Funds” of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
	Credit Opportunities Fund	U.S. High Yield Income Fund	Low Duration Fund
Sam McGairl*	None	None	None
*Sam McGairl’s information is as of July 31, 2023.

Please retain this Supplement with your SAI.